RELATED PARTY TRANSACTIONS (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party	$ 762	$ 22	$ 419
Hollysys Machine[Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party	$ 1,648	$ 0	$ 0